Derivative financial instruments	12 Months Ended
Dec. 31, 2019
Derivative financial instruments [abstract]
Derivative financial instruments
14	Derivative financial instruments

Details of derivative financial instruments are as follows:

	As at 31 December
	2019	2018
Derivative financial assets
－Hedging instruments for cash flow hedge (fuel swap contracts)	82,367	25,629
－Hedging instruments for cash flow hedge (exchange forward contracts)	4,319	9,062
－Financial instruments at fair value through profit or loss (fuel swap contracts)	4,601	-
－Financial instruments at fair value through profit or loss (exchange forward swap contracts)	-	14

Total	91,287	34,705
Less: non-current portion
－Hedging instruments for cash flow hedge (fuel swap contracts)	15,101	2,543
－Hedging instruments for cash flow hedge (exchange forward contracts)	1,275	3,427

Total non-current portion	16,376	5,970

Current portion	74,911	28,735

Derivative financial liabilities
－Hedging instruments for cash flow hedge (fuel swap contracts)	243,045	357,088
－Hedging instruments for cash flow hedge (exchange forward contracts)	42,082	21,335
－Hedging instruments for cash flow hedge (interest rate swap contracts)	162,594	149,117
－Financial instruments at fair value through profit or loss (fuel swap contracts)	2,987	17,705
－Financial instruments at fair value through profit or loss (exchange forward swap contracts)	-	47

Total	450,708	545,292
Less: non-current portion
－Hedging instruments for cash flow hedge (fuel swap contracts)	39,684	78,587
－Hedging instruments for cash flow hedge (exchange forward contracts)	13,641	4,384
－Hedging instruments for cash flow hedge (interest rate swap contracts)	145,590	144,999
－Financial instruments at fair value through profit or loss (fuel swap contracts)	1,493	3,338

Total non-current portion	200,408	231,308

Total current portion	250,300	313,984

For the years ended 31 December 2019 and 2018, no material ineffective portion was recognised in profit or loss arising from cash flow hedges.

TPG uses foreign currency forward contracts which are designated as hedging instruments in cash flow hedges of forecast purchase in USD. It also uses fuel oil swap contracts to hedge its fuel price risk arising from highly probable forecast purchases of fuel purchases.

TPG uses various interest rate swap contracts to hedge floating semi-annual interest payments on borrowings with maturity dates up to 2020. TPSTMWR also uses various interest rate swap contracts to hedge floating quarterly interest payments on borrowings with maturity dates up to 2044. The notional principal amount of these outstanding interest rate swap contracts at 31 December 2019 was S$929 million (RMB equivalents of RMB4,086 million) (2018: S$992 million (RMB equivalents of RMB4,968 million)). Through these arrangements, TPG swaps original floating interest (6-month SOR) to annual fixed interest determined by individual swap contracts. Such swap contracts are settled semi-annually from September 2011 to March 2020. TPSTMWR swaps original floating interest (3-month SOR) to annual fixed interest determined by individual swap contracts. Such swap contracts are settled quarterly from September 2019 to June 2044. As at 31 December 2019, these interest rate swap contracts are carried on the consolidated statement of financial position as financial liability of RMB163 million (2018: financial liability of RMB145 million).

There is an economic relationship between the hedged items and the hedging instruments as the terms of the exchange forward contracts, fuel swap contracts and interest rate swap contracts that match the terms of the expected highly probable forecast transactions and borrowings (i.e., notional amount and expected payment date). The Group has established a hedge ratio of 1:1 for the hedging relationships as the underlying risk of the exchange forward, fuel swaps and interest rate swaps are identical to the hedged risk components. To test the hedge effectiveness, the Group uses the hypothetical derivative method and compares the changes in the fair value of the hedging instruments against the changes in fair value of the hedged items attributable to the hedged risks.

The hedge ineffectiveness can arise from:

(a)	Differences in the timing of the cash flows of the hedged items and the hedging instruments.
(b)	Different indexes (and accordingly different curves) linked to the hedged risk of the hedged items and hedging instruments.
(c)	The counterparties’ credit risk differently impacting the fair value movements of the hedging instruments and hedged items.
(d)	Changes to the forecasted amount of cash flows of hedged items and hedging instruments.

The analysis of contractual cash inflows/(outflows) of major derivative financial instruments are as follows:

		Maturity
	Carrying amounts	Contractual cash flows	Within 1 year	Between 1 and 5 years	After 5 years
As at 31 December 2019
Derivative financial assets
Fuel derivatives used for hedging (net settlement)	82,367	82,367	67,266	15,101	-

Forward exchange contracts used for hedging
- inflows		697,057	585,340	111,717	-
- outflows		(691,081)	(581,248)	(109,833)	-

	4,319	5,976	4,092	1,884	-

Fuel derivatives that do not qualify as hedges (net settlement)	4,601	4,601	4,601	-	-

Derivative financial liabilities
Fuel derivatives used for hedging (net settlement)	243,045	(243,045)	(203,362)	(39,683)	-

Forward exchange contracts used for hedging
- inflows		2,702,992	2,042,062	660,930	-
- outflows		(2,738,635)	(2,067,617)	(671,018)	-
	42,082	(35,643)	(25,555)	(10,088)	-
Net-settled interest rate swaps used for hedging
- net cash inflows/(outflows)	162,594	(188,162)	(33,497)	(48,412)	(106,253)

Fuel derivatives that do not qualify as hedges (net settlement)	2,987	(2,987)	(1,493)	(1,494)	-

Forward exchange contracts that do not qualify as hedges (net settlement)	-	-	-	-	-

	Cash flows
	Carrying amounts	Contractual cash flows	Within 1 year	Between 1 and 5 years	After 5 years

As at 31 December 2018
Derivative financial assets
Fuel derivatives used for hedging (net settlement)	25,629	25,629	23,086	2,543	-

Forward exchange contracts used for hedging
- inflows		744,936	534,355	210,581	-
- outflows		(730,691)	(526,988)	(203,703)	-

	9,062	14,245	7,367	6,878	-

Forward exchange contracts that do not qualify as hedges (net settlement)	14	12	12	-	-

Derivative financial liabilities
Fuel derivatives used for hedging (net settlement)	357,088	(357,088)	(278,501)	(78,587)	-

Forward exchange contracts used for hedging
- inflows		2,425,238	2,059,061	366,177	-
- outflows		(2,433,994)	(2,069,218)	(364,776)	-

	21,335	(8,756)	(10,157)	1,401	-
Net-settled interest rate swaps used for hedging
- net cash inflows/(outflows)	149,117	(151,975)	(37,769)	(47,562)	(66,644)

Fuel derivatives that do not qualify as hedges (net settlement)	17,705	(17,705)	(14,366)	(3,339)	-

Forward exchange contracts that do not qualify as hedges (net settlement)	47	(32)	(32)	-	-